Investments in Affiliates (Details) - USD ($) $ in Millions		3 Months Ended			12 Months Ended
	Oct. 07, 2016	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Other than Temporary Impairment					$ 0.0	$ 0.0	$ 256.3
Gain on termination of pellet agreement and related transportation costs					$ 19.3	(69.5)	0.0
Combined Metals of Chicago, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage (in hundredths)		40.00%			40.00%
Delaco Processing, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage (in hundredths)		49.00%			49.00%
Rockport Roll Shop LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage (in hundredths)		50.00%			50.00%
Spartan Steel Coating, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage (in hundredths)		48.00%			48.00%
Difference between carrying amount and underlying equity		$ 10.8			$ 10.8
Magnetation LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage (in hundredths)				49.90%
Equity Method Investment, Other than Temporary Impairment				$ 256.3
Other Income (Expense) [Member] | Magnetation LLC [Member]
Schedule of Equity Method Investments [Line Items]
Share of income (loss) from equity method investments							(16.3)
Cost of Products Sold [Member]
Schedule of Equity Method Investments [Line Items]
Share of income (loss) from equity method investments					7.0	12.3	$ 6.7
Global Settlement Agreement [Member]
Schedule of Equity Method Investments [Line Items]
Payments for Legal Settlements	$ 36.6
Iron Ore Pellets Agreements [Member]
Schedule of Equity Method Investments [Line Items]
Loss on Contracts			$ 32.9
Gain on termination of pellet agreement and related transportation costs		$ 19.3	$ (69.5)		$ 19.3	$ (69.5)